GENERAL - Senior Secured Credit Facility (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2021 USD ($)	Oct. 26, 2018 USD ($)
Line of Credit Facility [Line Items]
Gross proceeds of subordinated debt	$ 12,000				$ 12,000
Subordinated promissory note term					2 years
Consideration unsecured subordinated promissory note		$ 5,535	$ 500	$ 211	$ 7,601
Subordinated Debt		$ 29,181
Certain Institutional Investor [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount	$ 7,000						$ 5,000
Consideration unsecured subordinated promissory note					$ 12,000
Fortress [Member]
Line of Credit Facility [Line Items]
Initial warrants received by investor | shares		1,250
Additional warrants | shares		3,750
Unregistered common shares issued | shares		5,335
Value of unregistered common shares issued		$ 200
Share price | $ / shares		$ 37.4
Credit facility warrants, maturity term		7 years
Outstanding principal of credit Facility		$ 6,000
Credit Facility [Member]
Line of Credit Facility [Line Items]
Unused fee (as a percent)		0.50%
Original issue discount (as a percent)		2.50%
Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Term fee (as a percent)		2.25%
Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Term fee (as a percent)		4.50%
Credit Facility [Member] | EBITDA Leverage Ratio Greater Than or Equal to 2.50 Times [Member]
Line of Credit Facility [Line Items]
EBITDA leverage ratio		2.5
Credit Facility [Member] | EBITDA Leverage Ratio Less Tan 2.50x [Member]
Line of Credit Facility [Line Items]
Interest margin		7.00%
EBITDA leverage ratio		2.5
Credit Facility [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount								$ 20,000
Current borrowing capacity								1,000
Gross draw down amount						$ 4,000
Initial Term Loan [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity								10,000
Incremental Term Loan [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity								$ 10,000